RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
Right-of-Use Assets
The Group has leased agreements according to the following composition:

	Property, Agencies and offices	Servers and technology platforms	Transport units	Other leases	2024	2023	2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balance as of January 1	847,254	152,371	6,108	79,510	1,085,243	1,026,891	969,355
Additions	49,827	590	2,024	–	52,441	122,841	113,948
Disposal and others	(36,986)	(2,193)	(82)	(210)	(39,471)	(64,489)	(56,412)
Balance as of December 31	860,095	150,768	8,050	79,300	1,098,213	1,085,243	1,026,891

Accumulated depreciation -
Balance as of January 1	448,657	97,096	2,232	37,543	585,528	483,058	382,938
Depreciation of the period	98,977	27,650	1,124	14,889	142,640	147,833	151,335
Disposal and others	(31,170)	(1,105)	(32)	(186)	(32,493)	(45,363)	(51,215)
Balance as of December 31	516,464	123,641	3,324	52,246	695,675	585,528	483,058

Net carrying amount	343,631	27,127	4,726	27,054	402,538	499,715	543,833